Investments (Details Narrative) - CAD ($)			1 Months Ended	12 Months Ended
	Sep. 03, 2021	Feb. 14, 2020	Apr. 30, 2019	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Common stock outstanding			$ 30,000,000
Addicting Games Inc [Member]
IfrsStatementLineItems [Line Items]
Investment property completed			1,500,000
Debt amount	$ 1,967,790				$ 1,948,950
Derivative amount	147,735				657,150
Fair value of long term investment	2,115,525				2,606,100
Loss from change in the fair value of long term investment	444,764				183,951
Increase (decrease) through net exchange differences, investment property	$ 45,811				$ 58,256
Wave Form Entertainment Inc [Member]
IfrsStatementLineItems [Line Items]
Description of purchase agreement				Pursuant to the share subscription agreement, Enthusiast Properties agreed to purchase the Purchased Shares in three tranches: (i) on April 4, 2019, Enthusiast Properties purchased 8.1% of the Purchased Shares for a portion of the Subscription Price, being $680,000; (ii) on or before (as decided by Enthusiast Properties) October 4, 2019, 5.95% of the Purchased Shares for a portion of the Subscription Price, being $500,000; and (iii) on or before (as decided by Enthusiast Properties) June 3, 2020, 5.95% of the Purchased Shares for a portion of the Subscription Price, being $500,000.
Payment amount			680,000
Share repurchase amount			$ 680,000
Proceeds from issue of ordinary shares		$ 680,000